Corporate information	12 Months Ended
Dec. 31, 2022
Corporate information
Corporate information

1    Corporate information

Arco Platform Limited (“Arco”) is a holding company incorporated under the laws of the Cayman Islands on April 12, 2018, whose shares are publicly traded on the National Association of Securities Dealers Automated Quotations Payments exchange (NASDAQ) under the ticker symbol “ARCE”. Arco and its subsidiaries are collectively referred to as the Company. Arco became the parent company of Arco Educação S.A. (“Arco Brazil”) through the completion of a corporate reorganization and initial public offering in 2018. Arco Brazil is the holding company of the operating subsidiaries, including Companhia Brasileira de Educação e Sistemas de Ensino S.A. (“CBE”), which provides educational content from basic to secondary education (“K-12 curriculum”). The Company’s principal administrative office is located at 2840 Rua Augusta, 9th Floor, Consolação, São Paulo, Brazil. OSC Investments Limited is the ultimate parent company of Arco.

Since 2015, the Company has been investing in technology and its printed methodology has evolved to an educational platform capable of delivering the entire K-12 curriculum content. The Company serves private schools in several Brazilian states and cities where it delivers its printed and digital content.

The Company offers a complete pedagogical methodology using technology features to deliver educational content to improve the learning process. The Company’s activities comprise the editing, publishing, advertising and sale of educational content for private schools.

The Company has an asset-light, highly scalable business model that emphasizes operational efficiency and profitability. Arco operates through long-term service contracts with private schools. These contracts generally have terms of validity ranging from one to five years, pursuant to which educational content is provided in printed and digital format to private schools. The revenue is driven by the number of enrolled students at each school using the solutions and the agreed upon price per student per year, all in accordance with the terms and conditions set forth in each contract. As a result, the Company benefits from high visibility in its revenue and operating margin, which is calculated by dividing the operating profit by revenue over a given period.

These consolidated financial statements were approved for issue by the Board of Directors on March 30, 2023.

1.2    Significant events during the year

For the year ended December 31, 2022

(a)	Internal restructurings

Corporate restructuring

During the year, the Company completed the following incorporations as part of its corporate reorganization:

●	On May 1, 2022, the incorporation of P2D Educação Ltda. by Companhia Brasileira de Educação de Sistemas de Ensino S.A.
●	On August 1, 2022, the incorporation of Quadrado Mágico Desenvolvimento e Licenciamento de Software S.A. (Eduqo) and Studos Software Ltda. by Atech Soluções Tecnológicas S.A.
●	On October 1, 2022, the incorporation of Geekie Desenvolvimento de Software S.A. by Companhia Brasileira de Educação e Sistemas de Ensino S.A.

The incorporations were part of a tax planning strategy to enable the Company to obtain tax benefits from the amortization of fair value adjustments and goodwill resulting from business combinations.

All incorporated companies were wholly owned subsidiaries of Arco and the incorporated assets and liabilities of the respective companies were recorded at their carrying amounts.

Non-Binding Proposal

On November 30, 2022, the Company’s board of directors received a preliminary non-binding proposal (the “Proposal”) from General Atlantic L.P. (“GA”) and Dragoneer Investment Group, LLC (“Dragoneer”) to acquire all of the outstanding Class A common shares of the Company (the “Proposed Transaction”) that are not held by GA, Dragoneer, Oto Brasil de Sá Cavalcante (“Oto”) or Ari de Sá Cavalcante Neto (“Ari” and together with Oto, the “Founders”), or their respective affiliates.

Pursuant to the terms of the Proposal, the Founders have stated that they support the Proposed Transaction and will agree to roll over 100% of their Class A common shares and Class B common shares. Following the closing of the Proposed Transaction, the Founders will maintain the same economic and voting interests in the Company that they currently own. The purchase price proposed by General Atlantic and Dragoneer for each Class A common share is US$11.00 in cash, which represents a premium of approximately 22% over the closing price of US$9.04 per Class A common share on November 30, 2022.

In January 2023, the Company’s Board of Directors formed a special committee to evaluate the Proposal, as described in Note 30. At this time, it is uncertain that any definitive offer will be made, that any definitive agreement relating to the Proposal or any potential alternative transaction will be executed, or that the Proposed Transaction or any other transaction will be approved or consummated.

Shares repurchases

During the year, the Company purchased an aggregate amount of 551,125 Class A common shares for a total of R$ 53.1 million (equivalent to US$ 10.2 million) as described in Note 19.

(b)	Financial transactions

Loan liquidation

On January 3, 2022, the Company paid in full a loan through one of its subsidiaries, Arco Educação, in the amount of R$ 201,883.

Issuance of debentures

In August 2022, the Company issued non-convertible debentures through its subsidiary, Companhia Brasileira de Educação e Sistemas de Ensino S.A. (“CBE”), consisting of 1,200,000 debentures with a unitary value of R$ 1.00, in the total amount of R$ 1,200,000. The net proceeds of R$1,188,980 are intended to pay the debentures issued by CBE in August 2021, currently totaling R$ 1,000,000, to strengthen the Company’s cash position, and to extend the Company’s debt maturity profile. See Note 15 for further information. These transactions were accounted for as a debt extinguishment according to IFRS 9.

(c)	Acquisition of interests in other entities and business combinations

Acquisition of additional shares of Geekie

Pursuant to the investment and share purchase agreement (SPA) for the acquisition of Geekie in November 2020, on June 1, 2022, Arco acquired the shares issued to the beneficiaries through the stock option plan, paying the amount of R$ 75,578, corresponding to 12.56% of the total shares, following the conditions previously negotiated in the SPA. At the same date, Arco paid R$ 223,939 to acquire the outstanding non-controlling interest of 37.23%.

Inco Acquisition

On October 6, 2022, the Company announced that it entered into a definitive agreement (the “Purchase Agreement”) to acquire the remaining 75.1% of the share capital of INCO Limited (“Isaac”), the provider of an all-in-one platform that offers a suite of financial and software products to K-12 schools. The purchase price for the transaction will be paid in the form of Arco’s own shares. Prior to the transaction, Arco already held 24.9% of the issued and outstanding equity interests of Isaac. Thus, the transaction will be treated as a step acquisition according to IFRS 3.

This transaction was approved by the Brazilian Administrative Council for Economic Defense (CADE) on November 16, 2022, and the transaction closing occurred in January 2023. Despite the fact that the transaction was approved by the regulatory body (CADE) in 2022, the acquisition date, however, was determined based on the date when Arco fulfilled all the conditions set by the terms in the Equity Purchase Agreement (EPA). As of December 31, 2022 there were several conditions outstanding to consummate the operation. The final closing of the transaction was on January 2, 2023. Therefore, Isaac only became part of the Company in January, not being included in the consolidation as of December 31, 2022.

Fair value of the identifiable assets and liabilities

The Company is evaluating the fair value of identifiable assets and liabilities as of the acquisition date and the purchase price allocation is subject to change during the period of completion of the determination of the fair value of intangible assets according to the deadline defined by IFRS.

Purchase consideration

In consideration for the purchase of the transaction, the Company delivered shares of its common stock to the selling shareholders.

Isaac shareholders received approximately 10.4 million shares of the Company’s stock, equivalent to approximately 15.8% of the issued shares and outstanding equity interest, immediately following the closing of the transaction.

Of the 10,436,201 shares delivered to Isaac shareholders, 1,047,142 are treasury shares of the Company, and 9,389,059 are newly issued shares. The transaction resulted in a dilution of approximately 14.2% for the current shareholders of Arco.

The founding shareholders of Isaac are subject to a lock-up period of 3 years from the closing date with respect to their Arco shares, with 1/3 of their shares being released each year.

The Company don’t recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

Goodwill

The goodwill on the acquisition is being evaluated by experts and it is expected to be deductible for tax purposes after the Company incorporates the acquiree and is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Isaac with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by management as appropriate.

For impairment testing purposes, goodwill will be allocated to the appropriate operating segment in accordance with the activities performed by Isaac and is being evaluated by management for proper allocation to existing segments or to a new segment to be defined.

Transaction costs

Transaction costs of R$ 13,159 were expensed and are included in general and administrative expenses as of December 31, 2022.

Payment of the Positivo installment

On November 1, 2022, the Company paid the amount of R$ 198,499 related to the third installment of Positivo acquisition as described in Note 17.c).

Acquisition of additional shares of Me Salva!

As mentioned in Note 4(a), on March 10, 2021, the Company acquired 60% of Me Salva!’s share. On December 9, 2022, Arco signed an addendum to the previous purchase agreement to acquire the 40% outstanding shares of Me Salva!, where it was defined that, on this date, all the remaining shares would be transferred to Arco and that the remaining amount for payment was fixed at R$9,504, to be settled in 3 annual installments, updated by the CDI.

As of December 31, 2022, Arco owns 100% of Me Salva! shares.

(d)	Acquisition of intangible assets

Acquisition of PGS and Mentes do Amanhã solutions

On February 3, 2022, Arco concluded the acquisition of the following solutions from Pearson Education do Brasil Ltda.

(i) PGS: a K-12 bilingual courseware and teaching methodology, previously known as Pearson Global School; and (ii) Mentes do Amanhã (“Mentes”): a K-12 supplemental solution focused on 21st century skills (social-emotional learning, financial literacy and technology).

The purchase consideration consisted of: (i) R$ 5,507 paid in February 2022; and (ii) R$ 8,701 paid in May 2022.

The acquired solutions were recorded as intangible assets in accordance with IAS 38 - Intangible Assets.

For the year ended December 31, 2021

(a)	Internal restructurings

Change of corporate name of subsidiary

On April 19, 2021, according to a resolution approved by the Board of Directors and registered at the Board of Trade of Ceará, the corporate name of the subsidiary PSD Educação S.A. was changed to Companhia Brasileira de Educação e Sistemas de Ensino S.A.

Corporate restructuring

On January 1,2021 the Company started a corporate reorganization through the incorporation of Arco Ventures S.A. by Companhia Brasileira de Educação e Sistemas de Ensino S.A.

On July 1, 2021, the Company continued the corporate reorganization through the incorporation of Barra Américas Editora Ltda., Distribuidora de Material Didático Desterro Ltda., and SAS Sistema de Ensino Ltda.e SAS Livrarias Ltda. by Companhia Brasileira de Educação e Sistemas de Ensino S.A.

On October 1, 2021, the Company completed the corporate reorganization for the year, through the incorporation of Nave à Vela Ltda. by Companhia Brasileira de Educação e Sistemas de Ensino S.A.

These restructurings seek an operational improvement and generation of income tax savings from the tax deductible amortization of acquired goodwill and identified intangibles arising from the purchase of Positivo.

All incorporated companies were under common control of Arco and the incorporated assets and liabilities of the respective companies were recorded at their carrying amounts. There were no tax effects resulting from the incorporation.

Cancelation of treasury shares

As of November 1, 2021, the Company had repurchased an aggregated amount of 1,172,991 Class A Common Shares under the Repurchase Program previously approved by the Board of Directors. On that date, the Company canceled 750,000 Treasury Shares with the approval of the Board of Directors.

(b)	Financial transactions

Issuance of debentures

In August 2021, the Company issued non-convertible debentures through its subsidiary Companhia Brasileira de Educação e Sistemas de Ensino S.A., consisting of 900,000 debentures with a unitary value of R$1.00, in the total amount of R$ 900,000 (with transaction costs in the amount of R$ 8,550). The purpose of this issue is to pay the amount due on the COC and Dom Bosco acquisition. See Note 15 for further information.

Investment from Dragoneer and General Atlantic

On November 30, 2021, Arco signed agreements led by affiliates of Dragoneer Investment Group LLC (“Dragoneer”), which have committed to make a US$100 million strategic investment, and General Atlantic Partners (Bermuda) J, L.P. (“General Atlantic”), which has committed to make a US$50 million strategic investment, through the purchase of convertible senior notes, subject to customary closing conditions. The full amount committed was received by the Company on November 30, 2021. See Note 15 for further information.

Loan agreement

On November 11, 2021, the subsidiary Geekie entered into a loan agreement in the amount of US$ 11,020 thousand with an interest rate of 2.452% p.a. Additionally, Geekie entered into swap contracts with the lender, swapping the original interest rate to CDI + 1.7208%, avoiding any exchange risk. See Note 15 for further information.

(c)	Acquisition of interests in other entities and business combinations

Acquisition of additional shares of Geekie

On January 20, 2021, Arco acquired an additional 1.36% interest in Geekie’s share capital through a capital increase of R$4,000, increasing its total interest to 57.42%.

Investment in INCO Limited (“INCO”)

On January 25, 2021, the Company acquired 8,571,427 series B ordinary shares of INCO, a company that provides financial and administrative services to private schools, equivalent to 30.0% of the total capital stock for R$ 25,000.

On April 27, 2021, the Company invested R$ 33,195 in the entity and an additional R$ 53,523 on September 27,2021, in new rounds of investments. See Note 11 for further information.

Acquisition of COC and Dom Bosco learning systems

On March 6, 2021, the Company announced that it entered into a definitive agreement (the “Purchase Agreement”) with Pearson Education do Brasil Ltda. (“Pearson”) to acquire COC and Dom Bosco, two important K-12 learning systems in Brazil.

COC and Dom Bosco have over 50 years of academic track record in Brazil, serving over 800 partner schools and around 210 thousand students in all regions of the country, from pre-K to high school and pre-university. The brands have a strong presence in the Southeast region of Brazil, especially in the state of São Paulo.

Arco expects to accelerate the growth of COC and Dom Bosco by updating their content and technology, improving distribution and customer service capabilities, as well as to cross-sell supplemental solutions within the COC and Dom Bosco partner school base.

This transaction was approved by the Brazilian Administrative Council for Economic Defense (CADE) in September 2021, and the transaction closing date occurred on October 1, 2021 as described in Note 4.

Acquisition of Me Salva!

On March 12, 2021, the Company announced that it had acquired 60% of the outstanding shares of Me Salva!, an entity founded in 2011 with an online educational solution to help students improve their ENEM scores and be admitted to the best universities in the country. The online solutions platform offers recorded and live video classes, comprehensive exercises, essay writing tools, assessment tests, 1-on-1 tutoring and personalized study plans. The remaining 40% will be acquired from the non-controlling interests in 2025 based on the enterprise value (as defined in the sale purchase agreement) of Me Salva! as of December 31, 2024.

This transaction expands Arco’s supplemental solutions portfolio to test prep and tutoring, with an estimated addressable market of R$5 billion and favorable growth prospects. The deal rationale relies on accelerating Me Salva!’s growth by leveraging Arco’s resources and strengthening Arco’s B2B2C winning factors with new digital capabilities. See Note 4 for further information.

Investment in Tera Treinamentos Profissionais Ltda. (“Tera”)

On April 9, 2021, Arco acquired a 23.43% interest in Tera for R$ 15,000 through the purchase of interest from minority shareholders and a capital increase.

Tera provides courses and training for professional and management development and additionally provides consulting services in project development, IT and marketing. See Note 11 for further information.

Acquisition of Quadrado Mágico Desenvolvimento e Licenciamento de Software S.A. (“Eduqo”)

On April 22, 2021, the Company entered into an agreement (the “Purchase Agreement”) to acquire 100% of the outstanding shares of Eduqo, which provides educational services, acting specifically in the Learning Management System (LMS), for R$ 30,000, subject to price adjustments.

This transaction was approved by CADE in June 2021, and the transaction closing date occurred on July 1, 2021. See Notes 4 and 17 for further information.

Acquisition of Desenvoolva – Educação, Treinamento e Consultoria Corporativa Ltda. (“Edupass”)

On September 3, 2021, the Company entered into an agreement (the “Purchase Agreement”) to acquire 100% of the outstanding shares of Edupass, which provides educational services, acting specifically as an “education as a benefit” platform. The Company connects educational institutions with companies and professionals, and currently has more than 75,000 courses linked with corporate education benefits to help employees in their career development.

The transaction was closed for R$ 5,000, with an additional earn out of R$ 11,254 to be paid in 2024. See Notes 4 and 17 for further information.

For the year ended December 31, 2020

(a)	Follow-on public offering

On June 04, 2020, Arco completed a follow-on public offering of 5,563,203 Class A common shares, offered by General Atlantic Arco (Bermuda), L.P. (“GA”), and Alfaco Holding Inc. (the “Selling Shareholders”), at a public offering price of U$ 47.70. Arco did not receive any proceeds from the sale of the Class A common shares by the Selling Shareholders. Neither Arco nor any of its other shareholders, including its founding shareholders and members of management, sold Class A common shares in this offering.

On September 8, 2020, the Company completed a follow-on public offering of 2,500,000 Class A common shares issued by Arco at a public offering price of US$44.80.

The public offering resulted in gross proceeds of US$112.0 million (or R$591.9) for the Company. The Company received net proceeds of US$109,760 (or R$580,059), after deducting US$2,240 (or R$11,839) in underwriting discounts and commissions. In addition, the Company incurred in the amount of R$ 4,452 for audit, consulting and legal services related to the offering. These transactions costs, net of taxes, are classified in equity as a reduction of the gross proceeds resulting from the public offering.

(b)	Internal restructurings

PSD Educação S.A. (“PSD”)

On August 01, 2020, continuing the corporate restructuring, PSD Educação S.A. incorporated the companies Positivo Soluções Didáticas Ltda.and Editora Piá Ltda. When PSD Educação S.A. acquired these entities, goodwill and fair value adjustments recognized in the amount of R$830,028 and R$726,876, respectively, were not tax deductible. However, as a result of the corporate restructuring, PSD Educação S.A now has tax benefits from the deductibility of the amortization of goodwill and fair value adjustments of R$529,347 (tax rate of 34%). The fair value adjustments are deductible over the next 5 to 20 years, according to the useful lives of the identified is deductible over 7.5 years, as defined by the Company’s Management, under Brazilian tax laws.

(c)	Acquisition of investments

Geekie Desenvolvimento de Softwares S.A. (“Geekie”)

On November 27, 2020, the Company signed a new shareholders’ agreement and based on the new terms defined, on that date the Company acquired control of Geekie and the investee became a consolidated subsidiary of Arco.

Bewater Ventures I GA Fundo de Investimento em Participações Multiestratégia (“Bewater”)

On July 24, 2020, the Company acquired a 14.48% interest in Bewater Ventures I GA FIP - Multiestratégia, a fund managed by Paraty Capital, through the purchase of 9,670 Class B quotas for R$9,670 as described in Note 11. The fund´s main goal was to make a minority investment in Grupo A, a company that provides educational solutions for higher education, which happened subsequently to our investment.

Escola da Inteligência Cursos Educacionais Ltda. (“EI” or “Escola da Inteligência”)

On August 28, 2020, the Company announced that it entered into a definitive agreement to acquire Escola da Inteligência, the leading solution in social-emotional learning (SEL) in Brazil.

On November 13, 2020, the Company received approval of the transaction from Brazil’s Administrative Council for Economic Defense – CADE, with no restrictions, and the Company concluded the transaction on December 2, 2020. Accordingly, on that date, the Company, through its subsidiary PSD, acquired control of EI.

WPensar S.A. (“WPensar”)

On September 21, 2020, the Company acquired control of WPensar S.A. through the acquisition of the remaining 75.0% interest and started to consolidate it as subsidiary of the Company with 100.0% interest in the share capital.

Studos Software Ltda. (“Studos”)

On September 21, 2020, the Company acquired the control of Studos Software Ltda. (“Studos”) by acquiring 100.0% of its outstanding ordinary shares and voting interests.